NON-INTEREST COST AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2022
NON-INTEREST COST AND EXPENSES BY NATURE
NON-INTEREST COST AND EXPENSES BY NATURE

24.    NON-INTEREST COST AND EXPENSES BY NATURE

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Employee compensation and benefits	682,068	1,248,682	2,067,204
Marketing and branding	297,170	1,163,495	548,348
Processing and servicing costs (Note 23)	149,378	257,003	373,840
Brokerage commission and handling charge expenses (Note 21)	361,486	572,159	329,789
Professional services	32,988	59,697	135,167
Rental and other related expenses	64,594	106,459	119,854
Depreciation and amortization	27,231	36,435	54,714
Others	42,956	111,675	123,706
Total	1,657,871	3,555,605	3,752,622